Options Plans (Details Textual) - Options plan [Member]	Oct. 13, 2016 $ / shares shares
Chairman [Member]
Options Plans (Textual)
Options exercisable | shares	38,445
Percentage of issued and outstanding share capital	0.40%
Options exercise price | $ / shares	$ 13.426
Option term	5 years
Options vested equally over period	3 years
Chairman 1 [Member]
Options Plans (Textual)
Options exercise price | $ / shares	$ 0.106
Option term	5 years
Options vested equally over period	3 years
Options granted | shares	8,199,275